Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026		Jun. 30, 2025
Cash flows from operating activities
Net loss for the period	$ (3,563)		$ (4,709)
Adjustments:
Depreciation and Amortization	8		8
Share-based compensation	899		306
Finance income, net	5
Changes in assets and liabilities:
Decrease in operating right of use asset	170		42
Decrease in operating lease liability	(170)		(33)
Decrease in other receivables	25		141
Decrease in trade payables	(15)		(67)
Increase in other payables	651		312
Net cash used in operating activities	(1,990)		(4,000)
Cash flows from investing activities
Change in restricted deposit	(4)		(8)
Purchase of property, plant and equipment	(2)		(5)
Net cash (used in investing activities	(6)		(13)
Cash flows from financing activities
Exercise of options		[1]	13
Issuance of shares	2,112		1,353
Issuance costs	(46)		(65)
Net cash provided by financing activities	2,066		1,301
Effects of exchange rate changes on cash and cash equivalents	(5)
Net increase (decrease) in cash and cash equivalents	65		(2,712)
Cash and cash equivalents at beginning of the period	166		3,378
Cash and cash equivalents at end of the period	231		666
Non-cash financing activities:
Issuance of shares to service provider	$ 55

[1]	less than 1 thousands.